Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

March 31, 2023

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 46.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	859,120	$8,212,845
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	682,043	6,321,685
Janus Henderson Asia Equity Fund - Class N Shares*	222,574	2,234,246
Janus Henderson Contrarian Fund - Class N Shares	193,427	4,850,797
Janus Henderson Emerging Markets Fund - Class N Shares*	685,964	6,035,565
Janus Henderson Enterprise Fund - Class N Shares	23,949	3,155,368
Janus Henderson European Focus Fund - Class N Shares	88,808	3,658,940
Janus Henderson Forty Fund - Class N Shares	76,291	3,305,777
Janus Henderson Global Equity Income Fund - Class N Shares	639,906	3,928,955
Janus Henderson Global Real Estate Fund - Class N Shares	211,670	2,393,755
Janus Henderson Global Research Fund - Class N Shares	30,454	2,606,871
Janus Henderson Global Select Fund - Class N Shares	319,327	5,285,015
Janus Henderson Growth and Income Fund - Class N Shares	50,901	3,356,904
Janus Henderson Overseas Fund - Class N Shares	216,853	9,096,974
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	186,817	2,419,183
Janus Henderson Triton Fund - Class N Shares	102,941	2,732,907
		69,595,787
Exchange-Traded Funds (ETFs) – 5.0%
Janus Henderson AAA CLO	153,231	7,586,467
Fixed Income Funds – 48.7%
Janus Henderson Flexible Bond Fund - Class N Shares	921,707	8,756,139
Janus Henderson Global Bond Fund - Class N Shares	6,470,081	51,496,688
Janus Henderson High-Yield Fund - Class N Shares	1,149,004	8,100,178
Janus Henderson Multi-Sector Income Fund - Class N Shares	354,610	3,007,110
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	745,857	2,110,704
		73,470,819
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	131,053	131,079
Total Investments (total cost $157,629,290) – 100.0%		150,784,152
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(24,554)
Net Assets – 100%		$150,759,598

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 100.0%
Equity Funds - 46.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$101,352	$(111,876)	$-	$368,663	$8,212,845
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	131,326	(92,873)	41,594	416,245	6,321,685
Janus Henderson Asia Equity Fund - Class N Shares*	-	(100,966)	-	58,557	2,234,246
Janus Henderson Contrarian Fund - Class N Shares	30,804	(145,458)	-	646,071	4,850,797
Janus Henderson Emerging Markets Fund - Class N Shares*	-	(197,444)	-	144,428	6,035,565
Janus Henderson Enterprise Fund - Class N Shares	-	(455,355)	280,497	697,819	3,155,368
Janus Henderson European Focus Fund - Class N Shares	93,555	(5,338)	-	410,434	3,658,940
Janus Henderson Forty Fund - Class N Shares	-	(930)	1,653	422,743	3,305,777
Janus Henderson Global Equity Income Fund - Class N Shares	211,472	(95,793)	-	209,112	3,928,955
Janus Henderson Global Real Estate Fund - Class N Shares	32,832	(36,911)	-	(75,858)	2,393,755
Janus Henderson Global Research Fund - Class N Shares	28,049	(31,745)	83,321	229,793	2,606,871
Janus Henderson Global Select Fund - Class N Shares	57,936	(20,777)	92,097	342,965	5,285,015
Janus Henderson Growth and Income Fund - Class N Shares	31,648	(8,234)	168,568	49,653	3,356,904
Janus Henderson Overseas Fund - Class N Shares	151,510	(47,083)	-	922,435	9,096,974
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	16,864	(165,412)	-	669,259	2,419,183
Janus Henderson Triton Fund - Class N Shares	-	(808,485)	151,723	957,960	2,732,907
Total Equity Funds	$887,348	$(2,324,680)	$819,453	$6,470,279	$69,595,787
Exchange-Traded Funds (ETFs) - 5.0%
Janus Henderson AAA CLO	136,404	495	-	28,884	7,586,467
Fixed Income Funds - 48.7%
Janus Henderson Flexible Bond Fund - Class N Shares	223,434	(37,878)	-	(195,324)	8,756,139
Janus Henderson Global Bond Fund - Class N Shares	777,766	(1,000,691)	-	181,862	51,496,688
Janus Henderson High-Yield Fund - Class N Shares	522,359	(1,513,614)	-	1,553,822	8,100,178
Janus Henderson Multi-Sector Income Fund - Class N Shares	65,840	448	-	45,899	3,007,110
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	172,269	(459,660)	-	321,759	2,110,704
Total Fixed Income Funds	$1,761,668	$(3,011,395)	$-	$1,908,018	$73,470,819
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	1,313	1	-	4	131,079
Total Affiliated Investments - 100.0%	$2,786,733	$(5,335,579)	$819,453	$8,407,185	$150,784,152

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 100.0%
Equity Funds - 46.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	8,662,926	283,753	(990,621)	8,212,845
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	6,407,255	315,958	(724,900)	6,321,685
Janus Henderson Asia Equity Fund - Class N Shares*	2,594,833	50,463	(368,641)	2,234,246
Janus Henderson Contrarian Fund - Class N Shares	5,482,392	141,683	(1,273,891)	4,850,797
Janus Henderson Emerging Markets Fund - Class N Shares*	6,795,688	136,986	(844,093)	6,035,565
Janus Henderson Enterprise Fund - Class N Shares	4,888,687	362,196	(2,337,979)	3,155,368
Janus Henderson European Focus Fund - Class N Shares	2,297,986	1,288,316	(332,458)	3,658,940
Janus Henderson Forty Fund - Class N Shares	2,346,302	852,877	(315,215)	3,305,777
Janus Henderson Global Equity Income Fund - Class N Shares	4,453,555	300,990	(938,909)	3,928,955
Janus Henderson Global Real Estate Fund - Class N Shares	1,903,276	848,107	(244,859)	2,393,755
Janus Henderson Global Research Fund - Class N Shares	2,450,154	244,153	(285,484)	2,606,871
Janus Henderson Global Select Fund - Class N Shares	3,158,216	2,286,771	(482,160)	5,285,015
Janus Henderson Growth and Income Fund - Class N Shares	2,037,272	1,588,207	(309,994)	3,356,904
Janus Henderson Overseas Fund - Class N Shares	4,463,814	4,524,581	(766,773)	9,096,974
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	4,561,241	87,427	(2,733,332)	2,419,183
Janus Henderson Triton Fund - Class N Shares	4,307,864	223,148	(1,947,580)	2,732,907
Exchange-Traded Funds (ETFs) - 5.0%
Janus Henderson AAA CLO	-	8,008,043	(450,955)	7,586,467
Fixed Income Funds - 48.7%
Janus Henderson Flexible Bond Fund - Class N Shares	8,964,028	1,012,390	(987,077)	8,756,139
Janus Henderson Global Bond Fund - Class N Shares	53,237,204	4,844,915	(5,766,602)	51,496,688
Janus Henderson High-Yield Fund - Class N Shares	14,231,126	740,063	(6,911,219)	8,100,178
Janus Henderson Multi-Sector Income Fund - Class N Shares	-	3,137,749	(176,986)	3,007,110
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	14,747,967	297,602	(12,796,964)	2,110,704
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	-	527,899	(396,825)	131,079

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$69,595,787	$-	$-
Exchange-Traded Funds (ETFs)	7,586,467	-	-
Fixed Income Funds	73,470,819	-	-
Money Markets	-	131,079	-
Total Assets	$150,653,073	$131,079	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70267 05-23